Marketable securities - Carrying Value (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 453	$ 1,194
Cumulative unrealized fair value gains/(losses)	(129)	(443)
Carrying value	324	751
Sapura Kencana
Gain (Loss) on Investments [Line Items]
Amortized cost	206	373
Cumulative unrealized fair value gains/(losses)	22	(48)
Carrying value	228	325
Seadrill Partners LLC
Gain (Loss) on Investments [Line Items]
Amortized cost	247	821
Cumulative unrealized fair value gains/(losses)	(151)	(395)
Carrying value	$ 96	$ 426